FINANCIAL INSTRUMENTS - Fair value measurement recognized in the consolidated statement of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Contingent Consideration
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ 9,767	$ 23,905
Contingent Consideration | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Contingent Consideration | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Contingent Consideration | Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	9,767	23,905
Put Option on Minority Interest
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	12	2,797
Put Option on Minority Interest | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Put Option on Minority Interest | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	12	0
Put Option on Minority Interest | Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	2,797
Mutual funds
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	4,050	7,620
Mutual funds | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Mutual funds | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	4,050	7,620
Mutual funds | Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
LETE's
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	1,015
LETE's | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0
LETE's | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	1,015
LETE's | Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0
T-Bill's
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	3,493
T-Bill's | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0
T-Bill's | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	3,493
T-Bill's | Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0
LECAP's
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	77
LECAP's | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0
LECAP's | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	77
LECAP's | Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0
Forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	44
Forward contract | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0
Forward contract | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	44
Forward contract | Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0
LEBAC's
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		527
LEBAC's | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		0
LEBAC's | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		527
LEBAC's | Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		0
Foreign Exchange Contracts
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		73
Foreign Exchange Contracts | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		0
Foreign Exchange Contracts | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		73
Foreign Exchange Contracts | Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		0
Call Options on Minority Interest
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		455
Call Options on Minority Interest | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		0
Call Options on Minority Interest | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		0
Call Options on Minority Interest | Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		455
Convertible Notes
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	106	100
Convertible Notes | Level 1 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Convertible Notes | Level 2 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	106	100
Convertible Notes | Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	$ 0	$ 0